Expense Example {- Fidelity® Telecom and Utilities Fund} - 01.31 Fidelity Telecom and Utilities Fund PRO-07 - Fidelity® Telecom and Utilities Fund - Fidelity Telecom and Utilities Fund-Default	Apr. 01, 2022 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750